Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Subsequent Events

13. Subsequent Events

On May 8, 2024, the Company entered into an Allonge and Eighth Amendment to the Amended and Restated Convertible Promissory Note that extends to December 31, 2024 the “Repayment Date” on which the outstanding principal balance and accrued loan origination fees will become due and payable pursuant to the 2022 Secured Note and provided the Company an additional $525,000 of credit subject to the terms of the 2022 Secured Note which was drawn entirely on May 9, 2024. The funds will be used to pay certain litigation expenses and costs as contemplated in Section 12 of the Agreement with Respect to Convertible Notes between the Company and Juvenescence, dated as of March 26, 2024.

Note 18 – Subsequent Events

Management has evaluated subsequent events through March 21, 2024, the date the financial statements were issued.

In February 2024, the U.S. Securities and Exchange Commission accepted the S-4/S-1 registration statement filing related to the proposed merger described in Note 17.

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

11. Subsequent Events

On February 9, 2024, AgeX and Juvenescence executed a Sixth Amendment to Amended and Restated Convertible Promissory Note (the “Sixth Amendment”) that extends to May 9, 2024 the “Repayment Date” on which the outstanding principal balance and accrued loan origination fees will become due and payable pursuant to the 2022 Secured Note.

From January 1 through March 20, 2024, AgeX drew in the aggregate $5,800,000 of its credit available under the 2022 Secured Note with Juvenescence.

On February 1, 2024, all outstanding shares of Series A Preferred Stock and Series B Preferred Stock automatically converted into a total of 1,421,666 shares of AgeX common stock in accordance with their terms and after that conversion no shares of AgeX Preferred Stock remained outstanding. Those shares of common stock issued to Juvenescence increased Juvenescence’s direct and indirect holding of outstanding shares of AgeX common stock to 1,889,323 shares, or approximately 75.6% of the shares of common stock outstanding on March 14, 2024, including shares of AgeX common stock held by Juvenescence’s subsidiaries but not taking into account any additional shares of AgeX common stock that Juvenescence may acquire through the conversion of loan balances and the exercise of AgeX common stock purchase warrants or Post-Merger Warrants that were distributed on March 19, 2024.

At the Special Meeting of stockholders on March 14, 2024, AgeX stockholders approved certain matters required for the Merger to be consummated in accordance with the terms of the Merger Agreement. On February 16, 2024, holders of outstanding Serina voting securities approved certain matters required for the Merger to be consummated in accordance with the terms of the Merger Agreement.

On March 14, 2024, AgeX implemented the 1 for 35.17 Reverse Stock Split of its common stock. See Note 1, Organization, Basis of Presentation and Liquidity.

On March 19, 2024, AgeX issued the Post-Merger Warrants to each holder of AgeX common stock as of the dividend record date, March 18, 2024.